CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 327	$ 404
Restricted cash	28	25
Accounts receivable (no allowance for doubtful accounts as of December 31, 2010 and 2011)	162	201
Prepaid expenses and other current assets	29	91
Total current assets	546	721
LONG-TERM INVESTMENTS:
Severance pay funds	283	283
Total long-term investments	283	283
Total assets	829	1,004
CURRENT LIABILITIES:
Accounts payable	154	290
Accrued expenses and other current liabilities	1,155	1,257
Deferred revenues	587	825
Total current liabilities	1,896	2,372
Warrants and bifurcated conversion feature	282	682
Convertible loan and accrued interest	1,088	1,028
Accrued severance pay	336	336
Total noncurrent liabilities	1,706	2,046
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIT:
Ordinary shares, NIS 0.01 nominal value - Authorized: 1,500,000,000 shares as of December 31, 2010 and 2011; Issued: 77,038,662 shares as of December 31, 2010 and 2011; Outstanding: 76,904,662 shares as of December 31, 2010 and 2011	188	188
Preferred shares	191	191
Treasury shares, at cost: 134,000 shares as of December 31, 2010 and 2011	(100)	(100)
Additional paid-in capital	65,261	65,231
Accumulated deficit	(68,313)	(68,924)
Total shareholders' deficit	(2,773)	(3,414)
Total liabilities and shareholders' deficit	829	1,004
Preferred A Shares [Member]
SHAREHOLDERS' DEFICIT:
Preferred shares	191	191
Preferred B Shares [Member]
SHAREHOLDERS' DEFICIT:
Preferred shares